Goodwill and Intangibles Level 4 (Details) - Estimated Annual Amortization Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13	$ 13	$ 15
2014	13
2015	13
2016	12
2017	10
2018	$ 7